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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07339


                      Pioneer Small Company Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Small Company Fund
           Schedule of Investments  7/31/2005 (unaudited)

Shares                                                        Value
           COMMON STOCKS - 99.3 %
           Energy - 7.3 %
           Oil & Gas Equipment And Services - 3.7 %
36,900     Gulfmark Offshore, Inc. *                      $  1,016,226
44,425     Maverick Tube Corp. *                             1,473,577
63,100     NS Group, Inc. *                                  2,678,595
42,300     Offshore Logistics, Inc. *                        1,522,800
                                                          $  6,691,198
           Oil & Gas Exploration & Production - 3.0 %
58,650     Forest Oil Corp. *                             $  2,625,174
29,400     Stone Energy Corp. *                              1,564,374
23,300     Houston Exploration Co. *                         1,346,507
                                                          $  5,536,055
           Oil & Gas Storage & Transportation - 0.6 %
18,200     Overseas Shipholding Group, Inc.               $  1,129,310
           Total Energy                                   $ 13,356,563
           Materials - 7.2 %
           Aluminum - 0.7 %
55,800     Century Aluminum Co. *                         $  1,365,426
           Construction Materials - 2.0 %
116,150    Mega Bloks, Inc. (144A) *                      $  2,424,297
16,500     Texas Industries, Inc.                            1,214,895
                                                          $  3,639,192
           Diversified Chemical - 0.9 %
25,900     FMC Corp. *                                    $  1,566,432
           Diversified Metals & Mining - 0.7 %
70,000     Brush Engineered Materials, Inc. *             $  1,185,100
           Specialty Chemicals - 1.2 %
36,400     H.B. Fuller Co. (b)                            $  1,256,892
139,500    PolyOne Corp. *                                     996,030
                                                          $  2,252,922
           Steel - 1.7 %
21,700     Carpenter Technology                           $  1,359,288
91,400     Ryerson Tull, Inc. (b)                            1,745,740
                                                          $  3,105,028
           Total Materials                                $ 13,114,100
           Capital Goods - 8.1 %
           Aerospace & Defense - 1.4 %
80,300     Hexcel Corp. *                                 $  1,387,584
105,000    Orbital Sciences Corp. * (b)                      1,209,600
                                                          $  2,597,184
           Construction & Engineering - 0.8 %
79,200     Perini Corp. *                                 $  1,394,712
           Construction & Farm Machinery & Heavy Trucks - 3.0 %
64,000     AGCO Corp. *                                   $  1,324,160
27,600     Terex Corp. *                                     1,336,392
33,400     The Toro Co.                                      1,344,016
57,300     Wabtec Corp.                                      1,399,839
                                                          $  5,404,407
           Electrical Component & Equipment - 0.7 %
35,600     Thomas & Betts Corp. *                         $  1,202,212
           Industrial Machinery - 2.2 %
38,300     Albany International Corp.                     $  1,342,032
40,700     Flowserve Corp. *                                 1,378,102
25,925     Kennametal, Inc.                                  1,232,215
                                                          $  3,952,349
           Total Capital Goods                            $ 14,550,864
           Commercial Services & Supplies - 3.7 %
           Commercial Printing - 1.3 %
24,800     Consolidated Graphics, Inc. *                  $  1,056,480
35,300     John H. Harland Co.                               1,363,639
                                                          $  2,420,119
           Diversified Commercial Services - 0.7 %
33,045     The Brinks Co.                                 $  1,194,907
           Human Resource & Employment Services - 1.7 %
75,200     Administaff, Inc.                              $  1,925,120
61,300     Korn/Ferry International *                        1,219,870
                                                          $  3,144,990
           Total Commercial Services & Supplies           $  6,760,016
           Transportation - 2.8 %
           Railroads - 1.4 %
47,700     Genesee & Wyoming, Inc. *                      $  1,439,586
95,200     RailAmerica, Inc. *                               1,120,504
                                                          $  2,560,090
           Trucking - 1.4 %
30,800     Arkansas Best Corp.                            $  1,056,440
67,700     Swift Transportation Co., Inc. *                  1,488,723
                                                          $  2,545,163
           Total Transportation                           $  5,105,253
           Automobiles & Components - 0.7 %
           Auto Parts & Equipment - 0.7 %
76,900     Aftermarket Technology Corp. *                 $  1,334,215
           Total Automobiles & Components                 $  1,334,215
           Consumer Durables & Apparel - 3.0 %
           Footwear - 1.6 %
92,900     Skechers U.S.A. *                              $  1,527,276
65,550     Wolverine World Wide, Inc.                        1,442,100
                                                          $  2,969,376
           Housewares & Specialties - 1.3 %
43,500     American Greetings Corp.                       $  1,106,640
40,100     Yankee Candle Co.                                 1,215,030
                                                          $  2,321,670
           Leisure Products - 0.1 %
10,100     Mega Blocks *                                  $    210,808
           Total Consumer Durables & Apparel              $  5,501,854
           Consumer Services - 3.2 %
           Casinos & Gaming - 0.7 %
48,500     Scientific Games Corp *                        $  1,327,930
           Restaurants - 2.5 %
66,100     O'Charley's, Inc. *                            $  1,183,851
41,500     Rare Hospitality International, Inc. *            1,293,140
83,500     Ruby Tuesday, Inc. (b)                            2,089,170
                                                          $  4,566,161
           Total Consumer Services                        $  5,894,091
           Media - 0.8 %
           Advertising - 0.8 %
23,100     R.H. Donnelley Corp. *                         $  1,513,050
           Total Media                                    $  1,513,050
           Retailing - 4.9 %
           Apparel Retail - 4.2 %
62,200     Aeropostale, Inc. *                            $  1,856,670
92,250     Charming Shoppes, Inc. *                          1,082,093
106,800    Guess?, Inc. *                                    2,499,120
47,500     Stage Stores, Inc. *                              2,098,075
                                                          $  7,535,958
           Specialty Stores - 0.7 %
20,300     Guitar Center, Inc. *                          $  1,311,279
           Total Retailing                                $  8,847,237
           Food, Beverage & Tobacco - 2.0 %
           Packaged Foods & Meats - 2.0 %
29,100     Lancaster Colony Corp.                         $  1,287,093
25,100     Ralcorp Holdings, Inc.                            1,079,300
28,277     The J.M. Smucker Co.                              1,345,137
                                                          $  3,711,530
           Total Food, Beverage & Tobacco                 $  3,711,530
           Household & Personal Products - 0.7 %
           Personal Products - 0.7 %
55,275     Nu Skin Enterprises, Inc.                      $  1,305,596
           Total Household & Personal Products            $  1,305,596
           Health Care Equipment & Services - 9.2 %
           Health Care Equipment - 0.7 %
49,100     Steris Corp.                                   $  1,334,047
           Health Care Facilities - 3.0 %
33,600     Kindred Healthcare, Inc. *                     $  1,234,464
30,275     Lifepoint Hospitals, Inc. *                       1,415,659
25,725     Sunrise Senior Living, Inc. * (b)                 1,363,425
27,100     Universal Health Services, Inc. (Class B)         1,410,284
                                                          $  5,423,832
           Health Care Services - 2.7 %
25,000     Cerner Corp. * (b)                             $  1,885,500
47,600     Lifeline Systems, Inc. *                          1,632,680
18,125     Pediatrix Medical Group, Inc. *                   1,421,363
                                                          $  4,939,543
           Health Care Supplies - 2.3 %
27,850     Haemonetics Corp. *                            $  1,176,106
109,700    Merit Medical Systems, Inc. *                     1,890,131
30,902     PolyMedica Corp.                                  1,085,278
                                                          $  4,151,515
           Managed Health Care - 0.5 %
12,850     Coventry Health Care, Inc. *                   $    908,881
           Total Health Care Equipment & Services         $ 16,757,818
           Pharmaceuticals & Biotechnology - 4.0 %
           Biotechnology - 4.0 %
67,000     Connetics Corp. *                              $  1,253,570
131,750    Cubist Pharmaceuticals, Inc. *                    2,251,608
104,100    InterMune, Inc. * (b)                             1,575,033
93,200     Serologicals Corp. *                              2,143,600
                                                          $  7,223,811
           Total Pharmaceuticals & Biotechnology          $  7,223,811
           Banks - 8.9 %
           Diversified Banks - 2.0 %
55,500     BankAtlantic Bancorp, Inc.                     $    995,670
44,600     Banner Corp.                                      1,304,996
67,300     Commercial Capital Bankcorp, Inc.                 1,335,232
                                                          $  3,635,898
           Regional Banks - 3.6 %
53,600     BancorpSouth, Inc.                             $  1,247,808
54,900     Community Bank System, Inc.                       1,320,345
58,900     Irwin Financial Corp.                             1,298,745
36,500     Provident Bankshares Corp                         1,241,000
51,700     Susquehanna Bancshares, Inc.                      1,386,594
                                                          $  6,494,492
           Thrifts & Mortgage Finance - 3.3 %
41,600     BankUnited Financial Corp. (b)                 $  1,098,240
56,000     Charter Municipal Mortgage Acceptance Co.         1,293,600
89,300     First Niagara Financial Group, Inc.               1,315,389
63,150     Provident Financial Services, Inc.                1,115,229
25,925     Webster Financial Corp.                           1,249,585
                                                          $  6,072,043
           Total Banks                                    $ 16,202,433
           Diversified Financials - 1.5 %
           Consumer Finance - 0.9 %
57,925     Advanta Corp. (Class B)                        $  1,732,537
           Investment Banking & Brokerage - 0.6 %
60,046     Apollo Investment Corp.                        $  1,080,227
           Total Diversified Financials                   $  2,812,764
           Insurance - 3.0 %
           Life & Health Insurance - 0.9 %
30,100     AmerUs Group Co. (b)                           $  1,552,558
           Property & Casualty Insurance - 1.4 %
65,400     Bristol West Holdings, Inc.                    $  1,198,128
36,500     Infinity Property & Casualty Corp.                1,293,560
                                                          $  2,491,688
           Reinsurance - 0.7 %
39,200     Platinum Underwriter Holdings, Ltd.            $  1,359,064
           Total Insurance                                $  5,403,310
           Real Estate - 7.0 %
           Real Estate Investment Trusts - 7.0 %
121,500    Anworth Mortgage Asset Corp. (b)               $  1,142,100
69,702     BioMed Property Trust, Inc.                       1,772,522
38,100     Brandywine Realty Trust                           1,234,440
35,100     Capital Trust, Inc.                               1,174,095
41,400     Cousins Properties, Inc.                          1,349,640
39,500     Heritage Property Investment Trust (b)            1,469,400
142,800    MFA Mortgage Investments, Inc.                      993,888
40,500     Newcastle Investment Corp.                        1,251,450
22,300     Redwood Trust, Inc.                               1,210,890
76,200     Saxon Capital, Inc.                               1,226,058
                                                          $ 12,824,483
           Total Real Estate                              $ 12,824,483
           Software & Services - 7.6 %
           Application Software - 3.1 %
55,000     Advent Software, Inc. *                        $  1,321,650
108,300    eResearch Technology, Inc. *                      1,629,914
207,500    Parametric Technology Co. *                       1,431,750
66,400     SPSS, Inc. *                                      1,304,096
                                                          $  5,687,410
           Data Processing & Outsourced Services - 0.7 %
82,000     The BISYS Group, Inc. *                        $  1,289,860
           Home Entertainment Software - 0.9 %
190,150    Plato Learning, Inc. *                         $  1,549,723
           Internet Software & Services - 1.3 %
100,300    Earthlink, Inc. *                              $    955,859
101,400    Valueclick, Inc. *                                1,301,976
                                                          $  2,257,835
           Systems Software - 1.6 %
49,700     Macrovision Corp. *                            $  1,084,951
110,500    Wind River Systems *                              1,888,445
                                                          $  2,973,396
           Total Software & Services                      $ 13,758,224
           Technology, Hardware & Equipment - 7.3 %
           Communications Equipment - 3.0 %
180,900    Arris Group, Inc. *                            $  1,997,135
68,500     CommScope, Inc. * (b)                             1,156,965
199,200    Extreme Networks, Inc. *                            952,176
122,400    Symmetricom, Inc. *                               1,280,304
                                                          $  5,386,580
           Computer Hardware - 1.1 %
50,200     Intergraph Corp. *                             $  1,909,106
           Computer Storage & Peripherals - 1.1 %
198,400    Brocade Communications Systems, Inc. *         $    888,832
405,800    Quantum Corp - DLT & Storage Systems *            1,128,124
                                                          $  2,016,956
           Electronic Equipment & Instruments - 1.1 %
107,825    Aeroflex, Inc. *                               $  1,043,746
177,600    Identix, Inc. *                                     957,264
                                                          $  2,001,010
           Electronic Manufacturing Services - 0.4 %
111,400    TTM Technologies, Inc. *                       $    789,826
           Technology Distributors - 0.6 %
59,400     Agilysys, Inc.                                 $  1,148,796
           Total Technology, Hardware & Equipment         $ 13,252,274
           Semiconductors - 2.7 %
           Semiconductor Equipment - 2.7 %
170,200    Axcelis Technologies, Inc. *                   $  1,176,081
126,600    Entegris, Inc. *                                  1,490,082
80,700     Photronics, Inc. *                                2,165,988
7,400      PortalPlayer, Inc. * (b)                            177,600
                                                          $  5,009,751
           Total Semiconductors                           $  5,009,751
           Telecommunication Services - 0.8 %
           Integrated Telecommunication Services - 0.8 %
100,100    CT Communications, Inc.                        $  1,373,372
           Total Telecommunication Services               $  1,373,372
           Utilities - 2.9 %
           Electric Utilities - 1.5 %
28,600     CH Energy Group, Inc.                          $  1,405,690
42,400     IDACORP, Inc                                      1,333,480
                                                          $  2,739,170
           Gas Utilities - 1.4 %
56,300     Atmos Energy Corp.                             $  1,641,708
19,900     People's Energy Corp.                               858,685
                                                          $  2,500,393
           Total Utilities                                $  5,239,563
           TOTAL COMMON STOCKS
           (Cost   $160,102,127)                          $180,852,172
           RIGHTS/WARRANTS - 0.1 %
           Energy - 0.1 %
           Oil & Gas Exploration & Production - 0.1 %
28,200     Arena Resources Warrants, EXP 8/9/08 *         $    197,400
           Total Energy                                   $    197,400
           TOTAL RIGHTS/WARRANTS
           (Cost   $28,607)                               $    197,400


           TOTAL INVESTMENT IN SECURITIES - 99.4 %
           (Cost   $160,130,734) (a)                      $181,049,572

           OTHER ASSETS AND LIABILITIES - 0.6 %           $ 1,132,185

           TOTAL NET ASSETS - 100.0%                      $182,181,757


*          Non-income producing security

144A       Security is exempt from registration under Rule 144A of the Securitie



           (a)  At July 31, 2005, the net unrealized gain on investments based o

           Aggregate gross unrealized gain for all investme $    24,024,590
           there is an excess of value over tax cost

           Aggregate gross unrealized loss for all investme $    (3,272,579)
           there is an excess of tax cost over value
                                                            $    20,752,011
(b)        At July 31, 2005, the following securities were out on loan:

Shares                        Security                     Market Value
28,505     AmerUs Group Co.                                 $1,470,288
115,425    Anworth Mortgage Asset Corp.                      1,084,995
25,000     BankUnited Financial Corp.                          660,000
23,739     Cerner Corp. *                                    1,790,395
64,971     CommScope, Inc. *                                 1,097,360
34,001     H.B. Fuller Co.                                   1,174,055
37,520     Heritage Property Investment Trust                1,395,744
98,815     InterMune, Inc. *                                 1,495,071
99,665     Orbital Sciences Corp. *                          1,148,141
7,010      PortalPlayer, Inc. *                                168,240
79,325     Ruby Tuesday, Inc.                                1,984,712
86,784     Ryerson Tull, Inc.                                1,657,574
23,588     Sunrise Senior Living, Inc. *                     1,250,164
           Total                                           $16,376,739



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Company Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2005

* Print the name and title of each signing officer under his or her signature.